Segment Information (Details) - Schedule of revenues and cost of revenue by segment ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue:
Workspace membership	¥ 258,796		¥ 376,642	¥ 422,984
Marketing and branding services	287,453	$ 41,677	463,475	317,461
Other services	114,492	16,600	217,391	136,692
Total revenue	660,741	95,799	1,057,508	877,137
Cost of revenue (excluding impairment loss)
Workspace membership	(339,088)	(49,163)	(508,121)	(557,102)
Marketing and branding services	(291,568)	(42,273)	(444,717)	(297,893)
Other services	(104,311)	(15,124)	(181,222)	(113,074)
Total cost of revenue (excluding impairment loss)	¥ (734,967)	$ (106,560)	¥ (1,134,060)	¥ (968,069)